Net Deferred Tax Assets And liabilities (Detail) (USD $)	May 31, 2013	May 31, 2012
Schedule Of Income Taxes [Line Items]
Accrued salary and expenses	$ 291,100	$ 49,100
Debt discount amortization	(118,100)
Valuation allowance	(173,000)	(49,100)
Deferred tax asset (liability) non-current
Net operating loss	8,256,000	6,317,000
Debt discount	(1,659,300)
Expense on non-qualified stock options	2,928,000	2,093,100
Other	155,500	96,500
Valuation allowance	$ (9,680,200)	$ (8,506,600)